Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of asset retirement obligations, other provisions and other liabilities

(in USD million)	Asset retirement obligations	Other provisions and liabilities	Total

Non-current portion at 31 December 2024	10,777	2,150	12,927
Current portion at 31 December 2024¹⁾	151	554	706

Provisions and other liabilities at 31 December 2024	10,928	2,704	13,632

New or increased provisions and other liabilities	780	186	966
Change in estimates	1,159	(23)	1,136
Amounts charged against provisions and other liabilities	(291)	(730)	(1,021)
Effects of change in the discount rate	(157)	2	(155)
Reduction due to divestments	(809)	(25)	(834)
Accretion expenses	586	20	606
Reclassification, transfer and other	332	(48)	284
Foreign currency translation effects	1,070	107	1,177

Provisions and other liabilities at 31 December 2025	13,598	2,194	15,791

Non-current portion at 31 December 2025	13,084	1,631	14,715
Current portion at 31 December 2025¹⁾	514	563	1,076
1) Included in the line item Current provisions and other liabilities in the Consolidated Balance sheet, further detailed below.

Current provisions and other liabilities
	At 31 December
(in USD million)	2025	2024

Accrued expenses and other financial liabilities	1,807	1,385
Provisions	1,076	706
Other non-financial liabilities	416	293

Current provisions and other liabilities	3,299	2,384

Schedule of expected timing of cash flows

Expected timing of cash outflows
(in USD million)	Asset retirement obligations	Other provisions and liabilities	Total

2026 - 2030	2,293	1,712	4,005
2031 - 2035	2,273	151	2,425
2036 - 2040	2,458	8	2,465
2041 - 2045	3,445	(10)	3,435
Thereafter	3,128	334	3,462

At 31 December 2025	13,598	2,194	15,791

Schedule of interest rates used to calculate NPV of ARO

USD Risk free rate	31 December 2025
2 years	3.5%
5 years	3.7%
10 years	4.2%
20 years	4.8%
30 years	4.8%